Stock-Based Compensation - Performance Stock Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PSUs
Units
Non-vested at beginning of period (in shares)	1,710,634
Granted (in shares)	936,889
Forfeited (in shares)	(37,526)
Vested (in shares)	(1,409,456)
Non-vested at end of period (in shares)	1,200,541	1,710,634
Weighted Average Grant-Date Fair Value per Unit
Non-vested at beginning of period (in usd per share)	$ 19.12
Granted (in usd per share)	22.50	$ 35.36	$ 15.91
Forfeited (in usd per share)	23.04
Vested (in usd per share)	14.72
Non-vested at end of period (in usd per share)	26.65	$ 19.12
RPSUs
Weighted Average Grant-Date Fair Value per Unit
Granted (in usd per share)	$ 45.77
Award vesting, percentage	200.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	40.72%	47.52%	43.96%
Expected term (in years)	3 years	3 years	3 years
Risk free rate	2.45%	2.01%	1.50%
MSUs
Units
Non-vested at end of period (in shares)	8,645
Weighted Average Grant-Date Fair Value per Unit
Granted (in usd per share)	$ 14.72
Award vesting, percentage	200.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility				34.33%
Expected term (in years)				3 years
Risk free rate				1.31%